Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 8 - EMPLOYEE BENEFIT PLANS

The Company has a defined contributory profit-sharing plan which includes provisions of a 401(k) plan. The plan permits employees to make pre-tax contributions up to 15% of the employee’s compensation. The amount of contributions to the plan, including matching contributions, is at the discretion of the Board of Directors. All employees over the age of 21 are eligible to participate in the plan after one year of employment. Employee contributions are vested at all times, and any Company contributions are fully vested after five years. The Company’s contributions are expensed as the cost is incurred, funded currently, and amounted to $440,000,  $424,000 and $398,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company has a non-qualified supplemental executive retirement plan for the benefit of certain executive officers. At December 31, 2013 and 2012, other liabilities include $1,458,000 and $1,470,000 accrued under the Plan. Compensation expense includes approximately $126,000,  $120,000 and $116,000 relating to the supplemental executive retirement plan for 2013, 2012 and 2011, respectively. To fund the benefits under this plan, the Company is the owner of single premium life insurance policies on participants in the non-qualified retirement plan. At December 31, 2013 and 2012, the cash value of these policies was $17,790,000 and $15,357,000, respectively.

The Company provides post retirement benefits in the form of split-dollar life arrangements to employees who meet the eligibility requirements.

The net periodic post retirement benefit expense included in salaries and employee benefits was $39,000 and $43,000 for the years ended December 31, 2013 and 2012, respectively.

The Company participates in the Pentegra Mulitemployer Defined Benefit Pension Plan (EIN 13-5645888 and Plan # 001) as a result of its acquisition of North Penn.  As of December 31, 2013 and 2012, the Company’s Plan was 92.57% and 105% funded, respectively, and total contributions made are not more than 5% of the total contributions to the Plan.  The Company’s expense related to the Plan was $22,000 in 2013 and $14,000 in 2012.